Stock Options (Details)	3 Months Ended
Mar. 31, 2018 $ / shares shares
Number of Shares, Options Outstanding
Number of Shares, Options Granted	883,334
Number of Shares, Options Outstanding	883,334
Stock Options [Member]
Number of Shares, Options Outstanding
Number of Shares, Options Granted	883,334
Number of Shares, Options Outstanding	883,334
Weighted Average Exercise Price, Options Outstanding | $ / shares
Weighted Average Exercise Price, Options Granted | $ / shares	1.50
Weighted Average Exercise Price, Options Outstanding | $ / shares
Weighted Average Remaining Contractual Term, Options Granted	1 year 11 months 26 days